CONTRACTS IN PROGRESS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,290,000,000	$ 26,351,000,000	$ 22,911,000,000
Profit recognized to date (less recognized losses)	1,760,000,000	1,467,000,000	1,833,000,000
Contract costs incurred and profit recognized (less recognized losses)	23,050,000,000	27,818,000,000	24,744,000,000
Less: progress billings	(24,021,000,000)	(28,899,000,000)	(25,714,000,000)
Contract work in progress (liability)	(971,000,000)	(1,081,000,000)	(970,000,000)
Comprising:
Amounts due from customers — work in progress	427,000,000	481,000,000	498,000,000
Amounts due to customers — creditors	(1,398,000,000)	(1,562,000,000)	(1,468,000,000)
Contract work in progress (liability)	(971,000,000)	$ (1,081,000,000)	$ (970,000,000)
Decrease in amounts due from customers asset, billed amounts	(6,416,000,000)
Increase in amounts due from customers asset, additions to work in progress	6,372,000,000
Increase in amounts due from customers asset, acquisitions	1,000,000
Decrease in amounts due from customers asset, dispositions	0
Decrease in amounts due from customers asset, foreign exchange	11,000,000
Decrease in amounts due from customers liability, recognized revenue	(4,867,000,000)
Increase in amounts due from customers liability, additions to work in progress	4,713,000,000
Increase in amounts due from customers liability, acquisitions	0
Decrease in amounts due from customers liability, dispositions	0
Decrease in amounts due from customers liability, foreign exchange	$ 10,000,000